Segment Information - Schedule of Segment Information (Detail) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Oct. 01, 2018
Segment Reporting Information [Line Items]
Revenues	$ 1,071			$ 1,090						$ 2,327	$ 2,293	$ 4,475	$ 4,005	$ 3,576
Operating income (loss)	(49)	$ 29	$ 58	122	$ 147	$ 16	$ 28	$ 83	$ 90	116	269	356	217	222
Amortization of intangible assets	47	48	51	55	54	42	56	55	53	94	109	208	206	201
Depreciation of property, plant and equipment	14	18	$ 15	14	$ 14	14	$ 15	$ 14	$ 12	38	28	61	55	50
OIBDA	12			191						248	406	625	478	473
Total assets	6,124	6,017				5,344				6,124		6,017	5,344		$ 5,616
Capital expenditures										28	59	104	74	44
Operating Segments | Recorded Music
Segment Reporting Information [Line Items]
Revenues	907			933						1,991	1,974	3,840	3,360	3,020
Operating income (loss)	36			134						227	297	439	307	283
Amortization of intangible assets	30			37						59	75	139	138	136
Depreciation of property, plant and equipment	10			9						31	19	45	35	32
OIBDA	76			180						317	391	623	480	451
Total assets		2,217				1,999						2,217	1,999
Capital expenditures												29	20	21
Operating Segments | Music Publishing
Segment Reporting Information [Line Items]
Revenues	166			158						339	323	643	653	572
Operating income (loss)	30			27						44	49	92	84	81
Amortization of intangible assets	17			18						35	34	69	68	65
Depreciation of property, plant and equipment	1			2						2	3	5	7	6
OIBDA	48			47						81	86	166	159	152
Total assets		2,581				2,423						2,581	2,423
Capital expenditures												3	3	5
Corporate Expenses and Eliminations
Segment Reporting Information [Line Items]
Revenues	(2)			(1)						(3)	(4)	(8)	(8)	(16)
Operating income (loss)	(115)			(39)						(155)	(77)	(175)	(174)	(142)
Amortization of intangible assets												0	0	0
Depreciation of property, plant and equipment	3			3						5	6	11	13	12
OIBDA	$ (112)			$ (36)						$ (150)	$ (71)	(164)	(161)	(130)
Total assets		$ 1,219				$ 922						1,219	922
Capital expenditures												$ 72	$ 51	$ 18